Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 56,960	$ 45,500	$ 58,926
Accounts receivable, net	17,717	15,062	8,159
Due from Affiliate
Inventories	45,901	39,681	36,234
Prepaid expenses and other assets	66,473	64,686	48,824
Total current assets	187,051	164,929	152,143
Property and equipment, net	5,622,574	4,960,142	4,640,093
Goodwill and tradenames	611,330	611,330	602,792
Other long-term assets	184,594	202,026	167,383
Investment in subsidiaries
Total assets	6,605,549	5,938,427	5,562,411
Current liabilities:
Current portion of long-term debt	282,564	221,233	200,582
Accounts payable	98,559	79,126	80,327
Accrued expenses and other liabilities	225,266	231,040	208,102
Due to Affiliate	36,815	59,897	2,963
Advance ticket sales	434,541	353,793	325,472
Total current liabilities	1,077,745	945,089	817,446
Long-term debt	2,830,477	2,764,120	2,837,499
Due to Affiliate	73,468	147,364
Other long-term liabilities	48,971	63,070	63,003
Total liabilities	4,030,661	3,919,643	3,717,948
Commitments and contingencies
Shareholders' equity:
Ordinary shares, value	205	25	25
Additional paid-in capital	2,819,153	2,327,097	2,324,167
Accumulated other comprehensive income (loss)	(33,098)	(17,619)	(19,794)
Retained earnings (deficit)	(233,563)	(299,185)	(467,741)
Total shareholders' equity	2,552,697	2,010,318	1,836,657
Non-controlling interest	22,191	8,466	7,806
Total shareholders' equity	2,574,888	2,018,784	1,844,463
Total liabilities and shareholders' equity	$ 6,605,549	$ 5,938,427	$ 5,562,411